Cash Generated from Operations (Tables)	12 Months Ended
Dec. 31, 2019
Cash generated from operations [abstract]
Reconciliation of profit before taxation to cash used in operation

	Year ended 31 December
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Profit before income tax	7,852,898	6,808,121	2,656,128

Adjustment items:
Interest income	(268,379)	(443,661)	(398,176)
Share of profit of investments accounted for using the equity method	(1,243,693)	(885,597)	(972,593)
Gains on disposal of joint venture	(10,339)	-	-
(Gains)/losses on disposal of subsidiary	-	(1,622)	60,951
Fair value losses/(gains) of foreign exchange option and forward exchange contracts	1,516	2,021	(3,001)
Gains from structured deposits	-	(19,811)	(85,444)
Payments for sale of financial assets at fair value through other comprehensive income	-	-	19,513
Interest expense	17,259	35,574	53,784
Foreign exchange losses/(gains)	7,091	18,034	(18,571)
Depreciation of property, plant and equipment	1,574,842	1,550,924	1,507,804
Depreciation of investment property	13,652	14,527	14,694
Depreciation of right-of-use assets	—	—	101,998
Amortization of lease prepayments and other non-current assets	245,635	242,162	214,292
Impairment loss on property, plant, equipment and construction in progress	118,179	82,652	486
Losses/(gains) on disposal of property, plant and equipment and other long-term assets—net	13,017	(172,508)	(158,551)
Gains on exercise of foreign exchange option	-	(6,411)	(1,155)
Net (losses)/gains on settlement of foreign exchange contracts	-	(10,129)	16,471
Share-based payment	11,276	(13,004)	-

Profit on operation before change of working capital	8,332,954	7,201,272	3,008,630

(Increase)/decrease in inventories	(438,125)	(1,523,277)	1,366,441
Increase in operation receivables	(116,580)	(469,339)	(92,354)
Increase/(decrease) in operation payables	1,003,653	2,767,557	(487,877)
Increase in balances to related parties—net	2,594	525,286	1,860,836

Cash generated from operating activities	8,784,496	8,501,499	5,655,676

Reconciliation of liabilities arising from financing activities

	As at 1 January 2018	Financing cash flows	Foreign exchange movements	As at 31 December 2018
	RMB’000	RMB’000	RMB’000	RMB’000
Bank loans	606,157	(109,398)	490	497,249

	As at 1 January 2019	Financing cash flows	Addition of lease liabilities	Foreign exchange movements	As at 31 December 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Bank loans	497,249	1,059,892	-	(9,541)	1,547,600
Lease liabilities	76,731	(89,124)	34,436	-	22,043

Proceeds from sale of property, plant and equipment

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Net book amount	16,424	37,614	23,113
(Losses)/gains on disposal of property, plant and equipment — net	(13,017)	172,508	44,390

Net proceeds from disposal of property, plant and equipment	3,407	210,122	67,503

Non-cash investing activities

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Purchase of non-current assets settled by bills	-	50,110	73,812